Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Investor Class
Trading Symbol	RCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/total-return-income-fund-rctrx/. You can also request this information by contacting us at 888-447-3426.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/total-return-income-fund-rctrx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2025, the Fund outperformed its benchmark, the Bloomberg  U.S. Aggregate Bond Index (“Agg”). The Agg was up +2.88% over this period while the Fund was up +6.23%.
WHAT FACTORS INFLUENCED PERFORMANCE
Due to the Fund’s lower effective duration, the Fund has outperformed indices like the Agg over the last year as market volatility due to interest rates, tariffs and overall economic uncertainty resulted in rising yields in the middle of the fiscal year period. In the third quarter of 2025, the Fed cut their benchmark rate by 0.25% (on September 17th) and the market is pricing in two more cuts by the end of the year. Prepayment rates continue to be at very low levels during the fiscal year.
POSITIONING
At end of fiscal year, Non-Agency RMBS remains our largest individual allocation with 47.3% of the NAV allocated to this sector as we continue to favor the potential risk-adjusted returns. The allocation to other sectors is as follows - 33.1% in Agency RMBS, 16.9% in U.S. Treasury Securities and Bills, 1.9% in Municipals, 0.5% in Cash & Cash Equivalents and 0.3% in Corporates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Investor Class (without sales charge)	6.23	6.59
Bloomberg US Aggregate Bond Index	2.88	-0.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.
Net Assets	$ 1,593,655,420
Advisory Fees Paid, Amount	$ 10,236,192
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,593,655,420
Net Advisory Fee	$10,236,192
Portfolio Turnover	28%
30-Day SEC Yield	5.07%
30-Day SEC Yield Unsubsidized	5.23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025) Security Type Breakdown (%)
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED
The advisor reduced the management fee for its advisory services to the Fund from 0.89% to 0.85% effective on February 1, 2025.
Effective February 1, 2025, the advisor modified the Fund’s expense limitation arrangement. The Board of Trustees approved a revised Expense Limitation Agreement between the Adviser and the Trust, which lowered the Fund’s expense cap from 1.20% to 0.99%.

Updated Prospectus Web Address	https://www.regancapital.com/total-return-income-fund-rctrx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Institutional Class
Trading Symbol	RCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/. You can also request this information by contacting us at 888-447-3426.
Material Fund Change Notice [Text Block]	This report describes important material changes to the Fund.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending September 30, 2025, the Fund outperformed its benchmark, the Bloomberg  U.S. Aggregate Bond Index (“Agg”). The Agg was up +2.88% over this period while the Fund was up +6.41%.
WHAT FACTORS INFLUENCED PERFORMANCE
Due to the Fund’s lower effective duration, the Fund has outperformed indices like the Agg over the last year as market volatility due to interest rates, tariffs and overall economic uncertainty resulted in rising yields in the middle of the fiscal year period. In the third quarter of 2025, the Fed cut their benchmark rate by 0.25% (on September 17th) and the market is pricing in two more cuts by the end of the year. Prepayment rates continue to be at very low levels during the fiscal year.
POSITIONING
At end of fiscal year, Non-Agency RMBS remains our largest individual allocation with 47.3% of the NAV allocated to this sector as we continue to favor the potential risk-adjusted returns. The allocation to other sectors is as follows - 33.1% in Agency RMBS, 16.9% in U.S. Treasury Securities and Bills, 1.9% in Municipals, 0.5% in Cash & Cash Equivalents and 0.3% in Corporates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
Institutional Class (without sales charge)	6.41	6.84
Bloomberg US Aggregate Bond Index	2.88	-0.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.
Net Assets	$ 1,593,655,420
Advisory Fees Paid, Amount	$ 10,236,192
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,593,655,420
Net Advisory Fee	$10,236,192
Portfolio Turnover	28%
30-Day SEC Yield	5.32%
30-Day SEC Yield Unsubsidized	5.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025) Security Type Breakdown (%)
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED
The advisor reduced the management fee for its advisory services to the Fund from 0.89% to 0.85% effective on February 1, 2025.
Effective February 1, 2025, the advisor modified the Fund’s expense limitation arrangement. The Board of Trustees approved a revised Expense Limitation Agreement between the Adviser and the Trust, which lowered the Fund’s expense cap from 1.20% to 0.99%.

Updated Prospectus Web Address	https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/